Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and due from banks	$ 194,029	$ 175,769
Federal funds sold	560,051	493,628
Total cash and cash equivalents	754,080	669,397
Securities available for sale:
Mortgage-backed securities	9,170,390	18,120,537
Investment securities	7,368	89,795
Securities held to maturity:
Mortgage-backed securities (fair value of $4,368,423 and $6,199,507 at December 31, 2011 and 2010, respectively)	4,115,523	5,914,372
Investment securities (fair value of $545,761 and $3,867,488 at December 31, 2011 and 2010, respectively)	539,011	3,939,006
Total securities	13,832,292	28,063,710
Loans	29,327,345	30,923,897
Deferred loan costs	83,805	86,633
Allowance for loan losses	(273,791)	(236,574)
Net loans	29,137,359	30,773,956
Federal Home Loan Bank of New York stock	510,564	871,940
Foreclosed real estate, net	40,619	45,693
Accrued interest receivable	129,088	245,546
Banking premises and equipment, net	70,610	69,444
Goodwill	152,109	152,109
Other assets	729,164	274,238
Total Assets	45,355,885	61,166,033
Deposits:
Interest-bearing	24,903,311	24,605,896
Noninterest-bearing	604,449	567,230
Total deposits	25,507,760	25,173,126
Repurchase agreements	6,950,000	14,800,000
Federal Home Loan Bank of New York advances	8,125,000	14,875,000
Total borrowed funds	15,075,000	29,675,000
Due to brokers for securities purchases	0	538,200
Accrued expenses and other liabilities	212,685	269,469
Total liabilities	40,795,445	55,655,795
Commitments and Contingencies (Notes 1, 7, 10 and 15)
Common stock, $0.01 par value, 3,200,000,000 shares authorized; 741,466,555 shares issued; 527,571,496 and 526,718,310 shares outstanding at December 31, 2011 and 2010, respectively	7,415	7,415
Additional paid-in capital	4,720,890	4,705,255
Retained earnings	1,709,821	2,642,338
Treasury stock, at cost; 213,895,059 and 214,748,245 shares at December 31, 2011 and 2010, respectively`	(1,719,114)	(1,725,946)
Unallocated common stock held by the employee stock ownership plan	(198,223)	(204,230)
Accumulated other comprehensive income, net of tax	39,651	85,406
Total shareholders' equity	4,560,440	5,510,238
Total Liabilities and Shareholders' Equity	$ 45,355,885	$ 61,166,033